Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Summary of Accounts Receivable Concentration of Credit risk and Customers Contribution of Total Revenue

Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2018	2019
Customer A	29%	*
Customer B	16%	*
Customer C	16%	*
Customer D	11%	*
Customer E	*	31%
Customer F	*	28%
Customer G	*	14%
Customer H	*	10%

*	Less than 10%

Customers which contributed more than 10% of total revenue are as below:

	For the years ended December 31,
	2017	2018	2019
Customer I	*	*	17%
Customer J	*	14%	*
Customer K	11%	*	*

*	Less than 10%